Shareholders' Equity (Details) - USD ($)		Dec. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2022	Sep. 02, 2020	Sep. 16, 2019
Shareholders’ Equity [Line Items]
Shares authorized						50,000,000	50,000
Par value (in Dollars per share)		$ 0.005				$ 0.001	$ 1
Ordinary shares, shares issued						10,000,000	10,000
Shares outstanding						10,000,000	10,000
Share price (in Dollars per share)						$ 1
Subdivide Shares Issued						10,000
Shares, Outstanding						10,000,000
Authorized share capital (in Dollars)		$ 1,000,000
Ordinary shares		200,000,000
VIEs [Member]
Shareholders’ Equity [Line Items]
Restricted net assets (in Dollars)			$ 409,435
Common Class A [Member]
Shareholders’ Equity [Line Items]
Shares authorized	[1]		180,000,000	180,000,000
Par value (in Dollars per share)	[1]		$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]		2,805,325	2,805,325
Shares outstanding	[1]		2,805,325	2,805,325
Common Stock, Value, Issued (in Dollars)	[1]		$ 14,027	$ 14,027
Common Class B [Member]
Shareholders’ Equity [Line Items]
Shares authorized	[1]		20,000,000	20,000,000
Par value (in Dollars per share)	[1]		$ 0.005	$ 0.005
Ordinary shares, shares issued	[1]
Shares outstanding	[1]
Common Stock, Value, Issued (in Dollars)	[1]
Sentage Holdings Inc. [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)		$ 0.005			$ 0.005	$ 0.001
Ordinary shares, shares issued					10,000,000
Shares outstanding						10,000,000
Subdivide Shares Authorized						50,000
Common Stock, Value, Issued (in Dollars)					$ 50,000
Authorized share capital (in Dollars)		$ 50,000
Ordinary shares		10,000,000
Sentage Holdings Inc. [Member] | Sentage WFOE [Member]
Shareholders’ Equity [Line Items]
Restricted net assets (in Dollars)				$ 846,905
Sentage Holdings Inc. [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.005
Sentage Holdings Inc. [Member] | Common Class B [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.005

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.